Quarterly Financial Data (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended																	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Quarterly Financial Information [Line Items]
Revenue		$ 1,132		$ 1,035		$ 1,072		$ 1,024		$ 1,154		$ 1,097		$ 1,116		$ 1,073
Gross profit		713	[1]	605	[1]	638	[1]	567	[1]	722	[1]	632	[1]	647	[1]	591	[1]
Income (loss) from continuing operations before income taxes	(56)	60		(380)	[2]	(32)		(83)		18	[3]	(66)		(50)		(89)		(435)	(187)	(483)
Income (loss) from continuing operations	(47)	54		(367)	[2]	(8)		(76)		79	[3]	(40)		(30)		(78)		(397)	(69)	(414)
Income (loss) from discontinued operations		15		5				311	[4]	15		(107)	[5]	(43)		55		331	(80)	(156)
Net income (loss)	$ (47)	$ 69	[6]	$ (362)	[2]	$ (8)		$ 235	[4]	$ 94	[3]	$ (147)	[5]	$ (73)		$ (23)		$ (66)	$ (149)	$ (570)

[1]	Gross profit equals revenue less cost of sales and direct operating expenses (excluding depreciation).
[2]	Includes a pre-tax goodwill impairment charge of $385 million.
[3]	Includes a $48 million goodwill impairment charge related to the correction in 2011 of an incorrect adjustment in 2009 to reduce goodwill and deferred income tax liabilities (see Notes 1 and 6).
[4]	Includes a pre-tax gain on sale of HE of $563 million.
[5]	Includes a $133 million deferred income tax expense related to the book-over-tax basis difference of a HE subsidiary that was classified as discontinued operations.
[6]	Includes reversal of $20 million of income taxes on non-U.S. unremitted earnings, and a $6 million benefit relating to the correction of accrued and deferred income taxes.